Vanguard® Tax-Managed Small-Cap Fund
Schedule of Investments (unaudited)
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.4%)
Communication Services (2.6%)
*	Madison Square Garden Sports Corp.	128,797	23,766
*	TripAdvisor Inc.	829,682	23,057
	Cogent Communications Holdings Inc.	322,517	21,070
*	Yelp Inc. Class A	514,689	20,279
*	Cargurus Inc. Class A	655,800	15,136
*	Cinemark Holdings Inc.	813,955	14,627
*	EchoStar Corp. Class A	930,699	13,262
	John Wiley & Sons Inc. Class A	326,599	12,453
	Telephone & Data Systems Inc.	761,978	12,207
*	Lumen Technologies Inc.	7,790,066	12,153
	Shutterstock Inc.	185,991	8,520
*	Cars.com Inc.	477,676	8,207
	Scholastic Corp.	201,390	7,594
*	QuinStreet Inc.	400,113	7,066
	Shenandoah Telecommunications Co.	385,665	6,699
*	TechTarget Inc.	198,406	6,563
*	Thryv Holdings Inc.	237,447	5,278
*	Gogo Inc.	474,507	4,166
*	AMC Networks Inc. Class A	233,822	2,836
	Marcus Corp.	195,155	2,783
	ATN International Inc.	79,099	2,492
*	Consolidated Communications Holdings Inc.	570,566	2,465
*	EW Scripps Co. Class A	451,756	1,775
			234,454
Consumer Discretionary (14.9%)
	Meritage Homes Corp.	279,606	49,060
*	Abercrombie & Fitch Co. Class A	382,852	47,983
	Installed Building Products Inc.	180,573	46,720
	Advance Auto Parts Inc.	453,527	38,591
	Academy Sports & Outdoors Inc.	569,863	38,489
*	Asbury Automotive Group Inc.	157,884	37,226
	American Eagle Outfitters Inc.	1,424,739	36,744
	Signet Jewelers Ltd.	342,024	34,226
	Group 1 Automotive Inc.	102,657	29,999
*	Shake Shack Inc. Class A	287,691	29,928
*	M/I Homes Inc.	213,681	29,123
	MDC Holdings Inc.	458,292	28,831
*	Tri Pointe Homes Inc.	744,666	28,789
	LCI Industries	195,429	24,049
*	Cavco Industries Inc.	59,562	23,769
	Newell Brands Inc.	2,945,718	23,654

		Shares	Market Value ($000)
	Kontoor Brands Inc.	383,645	23,115
	Kohl's Corp.	790,880	23,054
	Steven Madden Ltd.	538,112	22,751
*	Boot Barn Holdings Inc.	235,498	22,408
*	Dorman Products Inc.	218,425	21,054
	Century Communities Inc.	216,986	20,939
*	Frontdoor Inc.	613,756	19,996
*	Stride Inc.	303,841	19,157
	Bloomin' Brands Inc.	666,113	19,104
	Patrick Industries Inc.	159,642	19,072
*	Urban Outfitters Inc.	434,270	18,856
*	LGI Homes Inc.	157,298	18,305
*	Sonos Inc.	954,903	18,200
	Foot Locker Inc.	628,566	17,914
*	Topgolf Callaway Brands Corp.	1,090,134	17,627
	Strategic Education Inc.	167,909	17,483
*	Brinker International Inc.	339,349	16,859
	Papa John's International Inc.	251,332	16,739
	Winnebago Industries Inc.	224,338	16,601
*	Hanesbrands Inc.	2,685,811	15,578
*	Adtalem Global Education Inc.	300,683	15,455
*	Dave & Buster's Entertainment Inc.	246,691	15,443
*	Vista Outdoor Inc.	446,152	14,625
*	Six Flags Entertainment Corp.	555,113	14,611
*	Gentherm Inc.	253,239	14,581
	Worthington Enterprises Inc.	233,995	14,561
	Phinia Inc.	360,821	13,866
*	ODP Corp.	255,248	13,541
*	National Vision Holdings Inc.	600,368	13,304
	Cheesecake Factory Inc.	358,409	12,956
	Oxford Industries Inc.	112,696	12,667
	Dana Inc.	996,849	12,660
	La-Z-Boy Inc.	328,246	12,349
	Upbound Group Inc.	341,612	12,028
*	Green Brick Partners Inc.	194,980	11,744
*	Victoria's Secret & Co.	594,145	11,515
	Cracker Barrel Old Country Store Inc.	152,000	11,055
	Caleres Inc.	256,057	10,506
	Jack in the Box Inc.	150,059	10,276
*	Sally Beauty Holdings Inc.	804,758	9,995
*	Leslie's Inc.	1,415,733	9,202
*	G-III Apparel Group Ltd.	312,270	9,059
	Buckle Inc.	224,145	9,026
*	XPEL Inc.	164,986	8,913
	Perdoceo Education Corp.	504,009	8,850
	Monarch Casino & Resort Inc.	100,133	7,509
	Hibbett Inc.	94,281	7,242
	Monro Inc.	229,435	7,236
*	Sabre Corp.	2,911,687	7,046
	Wolverine World Wide Inc.	610,237	6,841
*	American Axle & Manufacturing Holdings Inc.	911,507	6,709
	Guess? Inc.	210,135	6,613
	Sonic Automotive Inc. Class A	114,174	6,501
*	BJ's Restaurants Inc.	178,296	6,451
	Sturm Ruger & Co. Inc.	135,988	6,276
	Ethan Allen Interiors Inc.	178,098	6,157
	Golden Entertainment Inc.	164,683	6,065
	Dine Brands Global Inc.	118,493	5,508

		Shares	Market Value ($000)
*	Mister Car Wash Inc.	698,831	5,416
*	MarineMax Inc.	155,770	5,181
	Shoe Carnival Inc.	137,398	5,034
	Standard Motor Products Inc.	143,385	4,811
*	Chuy's Holdings Inc.	130,456	4,400
	Designer Brands Inc. Class A	327,920	3,584
	Haverty Furniture Cos. Inc.	102,345	3,492
	Movado Group Inc.	116,599	3,257
			1,356,110
Consumer Staples (3.5%)
	WD-40 Co.	104,060	26,360
*	Simply Good Foods Co.	696,924	23,716
	Inter Parfums Inc.	138,057	19,398
	Cal-Maine Foods Inc.	313,641	18,458
	J & J Snack Foods Corp.	119,576	17,286
	PriceSmart Inc.	192,155	16,141
	Energizer Holdings Inc.	519,739	15,301
*	Central Garden & Pet Co. Class A	413,916	15,282
*	TreeHouse Foods Inc.	386,121	15,039
	Edgewell Personal Care Co.	385,450	14,894
	Andersons Inc.	241,618	13,862
	Vector Group Ltd.	1,016,985	11,146
	MGP Ingredients Inc.	119,935	10,330
*	Chefs' Warehouse Inc.	270,864	10,201
	Universal Corp.	188,545	9,752
	WK Kellogg Co.	505,916	9,511
*	National Beverage Corp.	179,145	8,502
	John B Sanfilippo & Son Inc.	67,103	7,108
	B&G Foods Inc.	603,267	6,901
	Fresh Del Monte Produce Inc.	264,460	6,852
*	Hain Celestial Group Inc.	689,263	5,418
	Nu Skin Enterprises Inc. Class A	390,753	5,404
	SpartanNash Co.	265,665	5,369
*	United Natural Foods Inc.	455,824	5,237
	Tootsie Roll Industries Inc.	139,317	4,462
*	USANA Health Sciences Inc.	85,137	4,129
	Calavo Growers Inc.	136,571	3,798
	Medifast Inc.	84,994	3,257
*	Central Garden & Pet Co.	73,460	3,146
			316,260
Energy (4.9%)
	SM Energy Co.	890,351	44,384
	Magnolia Oil & Gas Corp. Class A	1,421,200	36,880
	Helmerich & Payne Inc.	758,286	31,894
	Patterson-UTI Energy Inc.	2,472,761	29,525
	Northern Oil & Gas Inc.	700,340	27,789
	California Resources Corp.	494,926	27,270
	Liberty Energy Inc. Class A	1,163,825	24,114
	Archrock Inc.	1,053,724	20,727
	Peabody Energy Corp.	844,969	20,499
*	Oceaneering International Inc.	772,844	18,085
	CONSOL Energy Inc.	204,831	17,157
*	Par Pacific Holdings Inc.	423,454	15,693
*	Talos Energy Inc.	1,034,246	14,407
	World Kinect Corp.	461,928	12,218
*	Helix Energy Solutions Group Inc.	1,087,000	11,783
*	Green Plains Inc.	493,089	11,400

		Shares	Market Value ($000)
	Dorian LPG Ltd.	261,631	10,062
*	Vital Energy Inc.	190,284	9,998
	CVR Energy Inc.	223,588	7,973
*	US Silica Holdings Inc.	591,994	7,347
*	Nabors Industries Ltd.	77,299	6,658
	Comstock Resources Inc.	704,996	6,542
*	REX American Resources Corp.	108,880	6,392
	Core Laboratories Inc.	358,509	6,123
*	Dril-Quip Inc.	262,282	5,909
*	ProPetro Holding Corp.	651,310	5,263
	RPC Inc.	652,797	5,053
*	Bristow Group Inc. Class A	184,224	5,011
			446,156
Financials (17.8%)
	Lincoln National Corp.	1,301,792	41,566
*	Mr Cooper Group Inc.	505,132	39,375
	Radian Group Inc.	1,175,320	39,338
	Assured Guaranty Ltd.	423,051	36,911
	Jackson Financial Inc. Class A	544,419	36,008
	Moelis & Co. Class A	511,509	29,038
	Walker & Dunlop Inc.	256,656	25,938
*	American Equity Investment Life Holding Co.	444,504	24,990
	ServisFirst Bancshares Inc.	375,904	24,945
	Ameris Bancorp	507,101	24,534
	Blackstone Mortgage Trust Inc. Class A	1,229,005	24,469
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	852,981	24,225
	United Community Banks Inc.	916,311	24,117
	First Bancorp	1,367,730	23,990
	Piper Sandler Cos.	119,951	23,809
*	Genworth Financial Inc. Class A	3,662,245	23,548
	BGC Group Inc. Class A	2,967,789	23,060
	Artisan Partners Asset Management Inc. Class A	498,885	22,834
	First Hawaiian Inc.	979,203	21,503
	WSFS Financial Corp.	472,706	21,338
*	Axos Financial Inc.	391,161	21,138
	Cathay General Bancorp	557,426	21,087
	Atlantic Union Bankshares Corp.	575,638	20,326
*	NMI Holdings Inc. Class A	626,382	20,257
	Fulton Financial Corp.	1,256,826	19,971
	EVERTEC Inc.	499,337	19,924
	Community Bank System Inc.	411,058	19,743
	Bank of Hawaii Corp.	305,004	19,029
	Simmons First National Corp. Class A	965,035	18,780
	CVB Financial Corp.	1,015,713	18,120
	Pacific Premier Bancorp Inc.	735,825	17,660
	Independent Bank Corp.	330,675	17,202
	Arbor Realty Trust Inc.	1,293,327	17,137
	Seacoast Banking Corp. of Florida	647,034	16,428
	First Financial Bancorp	730,001	16,367
	PJT Partners Inc. Class A	171,958	16,209
	Banc of California Inc.	1,063,448	16,175
	BankUnited Inc.	570,651	15,978
*	Palomar Holdings Inc.	188,012	15,761
*	Enova International Inc.	244,475	15,360
	WaFd Inc.	521,213	15,131
	Park National Corp.	110,054	14,951
*	StoneX Group Inc.	209,576	14,725
	Virtus Investment Partners Inc.	58,649	14,544

		Shares	Market Value ($000)
	Bread Financial Holdings Inc.	378,512	14,096
*	Bancorp Inc.	415,241	13,894
	Stewart Information Services Corp.	210,007	13,663
	Renasant Corp.	430,767	13,492
	OFG Bancorp	361,125	13,293
	NBT Bancorp Inc.	361,300	13,252
	Trustmark Corp.	468,590	13,172
*	Triumph Financial Inc.	165,400	13,120
	Lakeland Financial Corp.	195,129	12,941
	Banner Corp.	263,548	12,650
	Independent Bank Group Inc.	275,573	12,580
*	Goosehead Insurance Inc. Class A	188,586	12,564
	PROG Holdings Inc.	349,399	12,033
	City Holding Co.	113,559	11,835
	Horace Mann Educators Corp.	313,343	11,591
	First Bancorp (XNGS)	315,429	11,393
*	Customers Bancorp Inc.	214,418	11,377
	Northwest Bancshares Inc.	975,298	11,362
*	Donnelley Financial Solutions Inc.	180,632	11,201
	Hilltop Holdings Inc.	354,939	11,117
	Navient Corp.	629,786	10,958
	First Commonwealth Financial Corp.	781,120	10,873
	Hope Bancorp Inc.	921,716	10,609
	Mercury General Corp.	203,931	10,523
	National Bank Holdings Corp. Class A	289,919	10,457
*	NCR Atleos Corp.	522,695	10,323
	FB Financial Corp.	269,564	10,152
	Apollo Commercial Real Estate Finance Inc.	898,588	10,010
	Westamerica Bancorp	204,643	10,003
*	Payoneer Global Inc.	2,035,174	9,891
	BancFirst Corp.	111,184	9,787
	Pathward Financial Inc.	192,830	9,734
	S&T Bancorp Inc.	293,358	9,411
	Ready Capital Corp.	1,027,769	9,384
	Safety Insurance Group Inc.	113,500	9,329
	Employers Holdings Inc.	197,359	8,958
*	SiriusPoint Ltd.	692,909	8,807
	Stellar Bancorp Inc.	359,822	8,765
	PennyMac Mortgage Investment Trust	592,804	8,702
	Veritex Holdings Inc.	416,923	8,543
	Two Harbors Investment Corp.	640,714	8,483
	Berkshire Hills Bancorp Inc.	369,944	8,479
	Provident Financial Services Inc.	579,611	8,445
*	Encore Capital Group Inc.	183,822	8,384
*	PRA Group Inc.	306,597	7,996
	WisdomTree Inc.	862,682	7,928
*	Trupanion Inc.	279,130	7,707
	AMERISAFE Inc.	147,096	7,380
	Preferred Bank	96,124	7,379
	Brookline Bancorp Inc.	681,849	6,791
	Southside Bancshares Inc.	220,492	6,445
	Franklin BSP Realty Trust Inc.	447,423	5,978
	HCI Group Inc.	51,214	5,945
	Redwood Trust Inc.	926,845	5,904
	Brightsphere Investment Group Inc.	252,935	5,777
	Capitol Federal Financial Inc.	953,645	5,684
*	Ambac Financial Group Inc.	353,058	5,518
	Eagle Bancorp Inc.	229,615	5,394

		Shares	Market Value ($000)
	Heritage Financial Corp.	267,831	5,193
	Dime Community Bancshares Inc.	268,090	5,163
*	ProAssurance Corp.	398,178	5,121
*	EZCORP Inc. Class A	444,914	5,041
	Tompkins Financial Corp.	97,941	4,925
	ARMOUR Residential REIT Inc.	243,597	4,816
	KKR Real Estate Finance Trust Inc.	446,739	4,494
	New York Mortgage Trust Inc.	579,736	4,174
	TrustCo Bank Corp.	145,972	4,111
	Central Pacific Financial Corp.	207,505	4,098
*	Green Dot Corp. Class A	438,026	4,087
*	World Acceptance Corp.	26,551	3,849
	Hanmi Financial Corp.	231,813	3,690
	United Fire Group Inc.	162,837	3,545
	Ellington Financial Inc.	272,824	3,222
	Northfield Bancorp Inc.	300,639	2,922
	B. Riley Financial Inc.	126,715	2,683
			1,620,135
Health Care (10.1%)
	Ensign Group Inc.	430,552	53,569
*	Glaukos Corp.	375,455	35,402
*	Alkermes plc	1,285,254	34,792
*	Merit Medical Systems Inc.	444,701	33,686
	Organon & Co.	1,750,000	32,900
*	Integer Holdings Corp.	256,485	29,927
*	Prestige Consumer Healthcare Inc.	380,920	27,640
*	Fortrea Holdings Inc.	683,998	27,456
	Select Medical Holdings Corp.	837,095	25,238
*	RadNet Inc.	463,644	22,561
	Premier Inc. Class A	925,553	20,455
*	Vericel Corp.	366,185	19,049
	CONMED Corp.	237,151	18,991
*	AMN Healthcare Services Inc.	289,949	18,125
*	Tandem Diabetes Care Inc.	503,248	17,820
*	CorVel Corp.	66,869	17,584
*	Corcept Therapeutics Inc.	696,015	17,533
	Patterson Cos. Inc.	632,766	17,496
*	Inari Medical Inc.	353,857	16,978
*	ICU Medical Inc.	156,862	16,834
*	Owens & Minor Inc.	586,981	16,265
*	Privia Health Group Inc.	792,008	15,515
*	NeoGenomics Inc.	978,025	15,374
*	Certara Inc.	827,819	14,801
*	Myriad Genetics Inc.	683,254	14,567
*	STAAR Surgical Co.	377,034	14,433
*	Supernus Pharmaceuticals Inc.	422,061	14,396
*	Catalyst Pharmaceuticals Inc.	862,435	13,747
*	UFP Technologies Inc.	53,924	13,600
*	Astrana Health Inc.	323,112	13,567
	US Physical Therapy Inc.	114,993	12,979
*	Addus HomeCare Corp.	122,804	12,691
*	Amphastar Pharmaceuticals Inc.	286,716	12,590
*	Dynavax Technologies Corp.	991,789	12,308
*	Schrodinger Inc.	422,955	11,420
*	Xencor Inc.	470,756	10,418
*	Pacira BioSciences Inc.	356,312	10,411
*	Omnicell Inc.	351,999	10,289
	LeMaitre Vascular Inc.	152,032	10,089

		Shares	Market Value ($000)
	National HealthCare Corp.	103,477	9,780
*	Collegium Pharmaceutical Inc.	247,898	9,623
*	Ligand Pharmaceuticals Inc.	125,758	9,193
*	Ironwood Pharmaceuticals Inc. Class A	1,054,190	9,182
*	Harmony Biosciences Holdings Inc.	251,671	8,451
*	ANI Pharmaceuticals Inc.	113,437	7,842
*	Arcus Biosciences Inc.	414,762	7,831
*	AdaptHealth Corp. Class A	627,895	7,227
*	Avanos Medical Inc.	362,016	7,208
*	Vir Biotechnology Inc.	669,971	6,787
*	Innoviva Inc.	432,734	6,595
*	REGENXBIO Inc.	310,539	6,543
*	Pediatrix Medical Group Inc.	635,532	6,374
*	Artivion Inc.	299,216	6,331
	Embecta Corp.	448,268	5,948
*	Varex Imaging Corp.	311,523	5,639
	Simulations Plus Inc.	124,591	5,127
*	Cytek Biosciences Inc.	759,233	5,094
*	BioLife Solutions Inc.	273,052	5,065
*	Cross Country Healthcare Inc.	253,527	4,746
	HealthStream Inc.	174,938	4,664
*	Enhabit Inc.	384,639	4,481
	Mesa Laboratories Inc.	40,113	4,402
*	OraSure Technologies Inc.	563,832	3,468
*	Fulgent Genetics Inc.	154,610	3,355
*	Agiliti Inc.	269,004	2,722
*	ModivCare Inc.	94,703	2,221
	Phibro Animal Health Corp. Class A	156,049	2,018
*,1	OmniAb Inc. 12.5 Earnout	60,640	—
*,1	OmniAb Inc. 15 Earnout	60,640	—
			921,413
Industrials (18.1%)
	Mueller Industries Inc.	869,713	46,904
	Boise Cascade Co.	300,521	46,091
	AAON Inc.	518,495	45,679
*	SPX Technologies Inc.	345,446	42,535
	Armstrong World Industries Inc.	338,275	42,021
*	Alaska Air Group Inc.	972,225	41,796
	Air Lease Corp. Class A	795,405	40,916
	Federal Signal Corp.	463,540	39,341
	Moog Inc. Class A	220,625	35,223
*	AeroVironment Inc.	214,762	32,919
*	Dycom Industries Inc.	225,109	32,310
	Arcosa Inc.	374,126	32,122
*	Verra Mobility Corp. Class A	1,280,183	31,966
	Encore Wire Corp.	121,443	31,913
	Franklin Electric Co. Inc.	298,646	31,898
*	GMS Inc.	301,084	29,308
	Matson Inc.	258,825	29,092
	Hillenbrand Inc.	542,016	27,258
	Enpro Inc.	159,415	26,904
	Korn Ferry	399,291	26,257
	ArcBest Corp.	181,555	25,872
	John Bean Technologies Corp.	245,523	25,753
	Rush Enterprises Inc. Class A	472,643	25,296
*	Resideo Technologies Inc.	1,124,908	25,220
*	MYR Group Inc.	128,212	22,661
	Albany International Corp. Class A	240,620	22,500

		Shares	Market Value ($000)
	ABM Industries Inc.	484,453	21,616
*	SkyWest Inc.	312,870	21,613
	Griffon Corp.	291,926	21,410
	ESCO Technologies Inc.	197,945	21,190
	Hub Group Inc. Class A	478,674	20,688
	Brady Corp. Class A	343,691	20,374
	UniFirst Corp.	115,944	20,108
*	RXO Inc.	897,925	19,638
	Vestis Corp.	1,008,540	19,435
	Granite Construction Inc.	338,757	19,353
*	JetBlue Airways Corp.	2,570,397	19,072
*	Gibraltar Industries Inc.	228,257	18,382
	Alamo Group Inc.	79,263	18,098
*	Masterbrand Inc.	955,679	17,909
	Trinity Industries Inc.	633,399	17,640
	Tennant Co.	139,212	16,930
*	Sunrun Inc.	1,241,135	16,358
	Standex International Corp.	89,362	16,284
	HNI Corp.	357,395	16,129
*	AAR Corp.	254,619	15,244
	Kennametal Inc.	599,103	14,942
	AZZ Inc.	192,412	14,875
*	Hayward Holdings Inc.	967,409	14,811
	Barnes Group Inc.	392,556	14,583
*	OPENLANE Inc.	828,799	14,338
	Enerpac Tool Group Corp. Class A	397,969	14,192
	MillerKnoll Inc.	558,720	13,834
*	CoreCivic Inc.	871,671	13,607
*	GEO Group Inc.	936,552	13,224
*	American Woodmark Corp.	122,966	12,501
	Greenbrier Cos. Inc.	238,556	12,429
*	DNOW Inc.	810,002	12,312
*	Mercury Systems Inc.	403,713	11,910
	CSG Systems International Inc.	218,686	11,271
	Wabash National Corp.	348,295	10,428
	Apogee Enterprises Inc.	169,459	10,032
	Kaman Corp.	217,197	9,963
	Lindsay Corp.	84,639	9,959
	Powell Industries Inc.	69,454	9,883
*	NV5 Global Inc.	98,477	9,652
	Quanex Building Products Corp.	249,298	9,581
*	Triumph Group Inc.	589,780	8,870
	Allegiant Travel Co.	111,214	8,364
	Marten Transport Ltd.	442,970	8,186
	Astec Industries Inc.	174,473	7,626
	Forward Air Corp.	239,234	7,443
	Interface Inc. Class A	440,703	7,413
	Matthews International Corp. Class A	238,421	7,410
*	Proto Labs Inc.	197,855	7,073
*	Healthcare Services Group Inc.	566,632	7,072
	Deluxe Corp.	335,295	6,904
*	Vicor Corp.	173,151	6,621
*	Viad Corp.	160,506	6,338
	Kelly Services Inc. Class A	245,181	6,139
	Insteel Industries Inc.	149,224	5,703
*	Enviri Corp.	612,549	5,605
*	DXP Enterprises Inc.	99,618	5,352
	Heidrick & Struggles International Inc.	157,082	5,287

		Shares	Market Value ($000)
	Pitney Bowes Inc.	1,198,643	5,190
*	Titan International Inc.	389,397	4,852
*	3D Systems Corp.	1,041,448	4,624
*	Sun Country Airlines Holdings Inc.	299,059	4,513
	Heartland Express Inc.	351,744	4,200
	National Presto Industries Inc.	41,389	3,468
	Resources Connection Inc.	254,209	3,345
*	Liquidity Services Inc.	160,479	2,985
*	SunPower Corp.	659,248	1,978
	TTEC Holdings Inc.	154,107	1,598
			1,649,712
Information Technology (12.2%)
*	Fabrinet	277,257	52,407
*	SPS Commerce Inc.	280,510	51,866
*	Insight Enterprises Inc.	210,862	39,119
*	DoubleVerify Holdings Inc.	1,072,862	37,722
	Badger Meter Inc.	223,461	36,158
*	Itron Inc.	348,995	32,289
*	Box Inc. Class A	1,100,924	31,178
*	SolarEdge Technologies Inc.	438,256	31,107
*	DXC Technology Co.	1,392,497	29,535
	Advanced Energy Industries Inc.	287,816	29,352
*	Axcelis Technologies Inc.	252,074	28,111
*	ACI Worldwide Inc.	837,889	27,826
*	Alarm.com Holdings Inc.	377,803	27,379
*	FormFactor Inc.	586,419	26,758
*	Sanmina Corp.	429,539	26,709
*	BlackLine Inc.	392,716	25,362
*	Diodes Inc.	353,318	24,909
*	Envestnet Inc.	383,438	22,205
	Kulicke & Soffa Industries Inc.	435,091	21,889
	InterDigital Inc.	197,216	20,996
*	Plexus Corp.	211,612	20,065
	Progress Software Corp.	338,341	18,037
*	LiveRamp Holdings Inc.	507,820	17,520
*	OSI Systems Inc.	118,963	16,990
*	ePlus Inc.	200,179	15,722
*	Viavi Solutions Inc.	1,716,708	15,605
*	Ultra Clean Holdings Inc.	338,087	15,532
	Xerox Holdings Corp.	867,604	15,530
*	Rogers Corp.	129,494	15,370
*	Perficient Inc.	268,205	15,097
*	Calix Inc.	452,961	15,020
*	Veeco Instruments Inc.	403,864	14,204
*	Semtech Corp.	497,062	13,664
*	Photronics Inc.	471,990	13,367
*	Agilysys Inc.	154,823	13,045
*	NCR Voyix Corp.	1,029,240	12,999
*	SiTime Corp.	134,990	12,585
*	TTM Technologies Inc.	790,443	12,371
*	NetScout Systems Inc.	549,135	11,993
*	Cohu Inc.	357,809	11,926
*	Harmonic Inc.	862,478	11,592
*	Extreme Networks Inc.	995,245	11,485
	CTS Corp.	241,071	11,280
*	Sprinklr Inc. Class A	907,337	11,133
*	Knowles Corp.	688,058	11,078
*	MaxLinear Inc. Class A	577,861	10,789

		Shares	Market Value ($000)
*	Viasat Inc.	581,721	10,523
*	SMART Global Holdings Inc.	397,682	10,467
*	Arlo Technologies Inc.	726,074	9,185
	Adeia Inc.	822,329	8,980
*	Digi International Inc.	278,193	8,883
*	Ichor Holdings Ltd.	227,912	8,802
*	ScanSource Inc.	191,069	8,415
	Benchmark Electronics Inc.	273,782	8,216
*	PDF Solutions Inc.	225,060	7,578
	A10 Networks Inc.	542,917	7,433
*	N-able Inc.	495,653	6,478
	PC Connection Inc.	79,927	5,270
*	Cerence Inc.	319,766	5,036
*	CEVA Inc.	184,445	4,189
*	Corsair Gaming Inc.	331,879	4,095
*	Xperi Inc.	333,506	4,022
*	Alpha & Omega Semiconductor Ltd.	179,536	3,957
	ADTRAN Holdings Inc.	543,446	2,956
	Methode Electronics Inc.	225,808	2,750
			1,114,111
Materials (5.9%)
*	ATI Inc.	983,089	50,305
	Sealed Air Corp.	1,114,139	41,446
	Balchem Corp.	246,495	38,194
	HB Fuller Co.	417,467	33,289
	Alpha Metallurgical Resources Inc.	90,189	29,868
	Carpenter Technology Corp.	380,443	27,171
	Warrior Met Coal Inc.	397,458	24,126
	Innospec Inc.	186,956	24,106
	Arch Resources Inc.	140,387	22,573
	Sensient Technologies Corp.	326,142	22,566
	Quaker Chemical Corp.	106,733	21,907
	Materion Corp.	159,298	20,987
*	O-I Glass Inc.	1,193,436	19,799
	Minerals Technologies Inc.	249,706	18,798
	Sylvamo Corp.	271,013	16,732
	Stepan Co.	164,086	14,774
*	Ingevity Corp.	260,495	12,426
	Kaiser Aluminum Corp.	124,455	11,121
	Hawkins Inc.	142,898	10,975
	Koppers Holdings Inc.	159,772	8,815
	Worthington Steel Inc.	233,750	8,380
	Mativ Holdings Inc.	421,943	7,911
	SunCoke Energy Inc.	650,868	7,335
	Myers Industries Inc.	286,855	6,646
*	Metallus Inc.	294,695	6,557
*	Century Aluminum Co.	397,038	6,110
	AdvanSix Inc.	208,141	5,953
	Haynes International Inc.	97,115	5,839
*	Clearwater Paper Corp.	127,089	5,558
	Olympic Steel Inc.	75,170	5,328
	Compass Minerals International Inc.	264,181	4,158
	Mercer International Inc.	345,511	3,438
			543,191
Real Estate (7.4%)
	Phillips Edison & Co. Inc.	941,037	33,755
	Essential Properties Realty Trust Inc.	1,204,279	32,106

		Shares	Market Value ($000)
	Macerich Co.	1,662,630	28,647
	SL Green Realty Corp.	496,633	27,379
	Apple Hospitality REIT Inc.	1,632,709	26,744
	Tanger Inc.	854,835	25,243
	CareTrust REIT Inc.	1,005,161	24,496
	Innovative Industrial Properties Inc.	215,146	22,276
	SITE Centers Corp.	1,387,494	20,327
	LXP Industrial Trust	2,245,348	20,253
	Medical Properties Trust Inc.	3,900,000	18,330
	Outfront Media Inc.	1,076,294	18,071
	Douglas Emmett Inc.	1,292,155	17,922
	Highwoods Properties Inc.	684,513	17,921
	Sunstone Hotel Investors Inc.	1,584,176	17,648
	Four Corners Property Trust Inc.	694,890	17,004
	St. Joe Co.	288,277	16,711
	DiamondRock Hospitality Co.	1,637,711	15,738
	Urban Edge Properties	902,650	15,589
*	Cushman & Wakefield plc	1,464,370	15,317
	Pebblebrook Hotel Trust	941,421	14,507
	Acadia Realty Trust	784,741	13,348
	Retail Opportunity Investments Corp.	977,343	12,530
	Xenia Hotels & Resorts Inc.	813,052	12,204
	JBG SMITH Properties	679,311	10,903
	Uniti Group Inc.	1,831,291	10,805
	LTC Properties Inc.	317,750	10,330
	Getty Realty Corp.	376,715	10,303
	Elme Communities	687,785	9,574
	Veris Residential Inc.	626,819	9,534
	Alexander & Baldwin Inc.	569,549	9,380
	Global Net Lease Inc.	1,186,959	9,223
	Easterly Government Properties Inc. Class A	730,450	8,407
	American Assets Trust Inc.	373,796	8,190
	Service Properties Trust	1,126,051	7,635
	Safehold Inc.	347,884	7,166
	Centerspace	118,285	6,759
	Kennedy-Wilson Holdings Inc.	787,636	6,758
*	Anywhere Real Estate Inc.	1,084,559	6,703
	eXp World Holdings Inc.	635,290	6,563
	Marcus & Millichap Inc.	186,411	6,370
	Hudson Pacific Properties Inc.	984,942	6,353
	NexPoint Residential Trust Inc.	175,323	5,644
	Summit Hotel Properties Inc.	843,707	5,493
	Armada Hoffler Properties Inc.	517,152	5,378
	Community Healthcare Trust Inc.	185,963	4,937
	Whitestone REIT	361,445	4,536
	Chatham Lodging Trust	387,907	3,922
	Brandywine Realty Trust	816,862	3,921
	Saul Centers Inc.	99,207	3,818
	Universal Health Realty Income Trust	97,575	3,582
			676,253
Utilities (2.0%)
	Otter Tail Corp.	321,084	27,742
	MGE Energy Inc.	278,697	21,939
	California Water Service Group	448,196	20,832
	Avista Corp.	593,600	20,788
	American States Water Co.	287,292	20,754
	Chesapeake Utilities Corp.	171,648	18,418
	Clearway Energy Inc. Class C	562,799	12,972

			Shares	Market Value ($000)
	SJW Group		227,882	12,896
	Northwest Natural Holding Co.		287,553	10,703
	Middlesex Water Co.		139,333	7,315
	Unitil Corp.		125,889	6,590
	Clearway Energy Inc. Class A		279,909	6,021
				186,970
Total Common Stocks (Cost $6,073,928)				9,064,765
		Coupon
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2]	Vanguard Market Liquidity Fund (Cost $4,828)	5.407%	48,287	4,828
Total Investments (99.5%) (Cost $6,078,756)				9,069,593
Other Assets and Liabilities—Net (0.5%)				46,346
Net Assets (100%)				9,115,939
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2024	470	50,429	791

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.   Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,064,765	—	—	9,064,765
Temporary Cash Investments	4,828	—	—	4,828
Total	9,069,593	—	—	9,069,593

Derivative Financial Instruments
Assets
Futures Contracts[1]	791	—	—	791
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.